Deposits	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Deposits

20	Deposits

	2021						2020
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total
Personal	$9,214	$10,191	$159,191		$64,955	$243,551	$246,135
Business and government	176,757	34,254	46,150		254,187	511,348	464,619
Financial institutions	10,484	759	1,769		29,348	42,360	40,084
Total	$196,455	$45,204	$207,110	(4)	$348,490	$797,259	$750,838
Recorded in:
Canada	$139,980	$26,624	$172,859		$231,791	$571,254	$541,589
United States	44,112	157	4,431		38,926	87,626	60,747
United Kingdom	–	–	353		16,879	17,232	14,977
Mexico	–	5,707	6,718		11,834	24,259	25,294
Peru	5,056	54	5,552		3,858	14,520	17,694
Chile	2,842	6,289	154		11,346	20,631	23,592
Colombia	45	641	5,227		3,271	9,184	9,308
Other International	4,420	5,732	11,816		30,585	52,553	57,637
Total (5)	$196,455	$45,204	$207,110		$348,490	$797,259	$750,838

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $193 (2020 – $158) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2021	$34,829	$24,372	$30,918	$90,433	$20,688	$201,240
As at October 31, 2020	$38,739	$22,498	$30,850	$92,589	$18,072	$202,748

(1)	The majority of foreign term deposits are in excess of $100,000.